UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06350

Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	March 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust

Portfolio of Investments • March 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (71.4%)
	Bay Area Toll Authority, CA,
$61,800	San Francisco Bay Area Toll Bridge 2007 Ser D-2	0.37%	04/07/16	04/01/47	$61,800,000
30,300	San Francisco Bay Area Toll Bridge 2007 Ser G-1	0.39	04/07/16	04/01/47	30,300,000
	California,
30,000	Ser 2003 C-1	0.36	04/07/16	05/01/33	30,000,000
32,900	Ser 2005 A Subser A-1-1	0.38	04/07/16	05/01/40	32,900,000
18,100	Ser 2005 A Subser A-3	0.41	04/07/16	05/01/40	18,100,000
	California Educational Facilities Authority,
21,000	California Institute of Technology 2006 Ser A	0.39	04/07/16	10/01/36	21,000,000
22,000	California Institute of Technology Ser 1994	0.39	04/07/16	01/01/24	22,000,000
12,000	University of San Francisco Ser 2000	0.38	04/07/16	05/01/30	12,000,000
16,200	University of San Francisco Ser 2003	0.38	04/07/16	05/01/33	16,200,000
	California Health Facilities Financing Authority,
29,300	Catholic Health Care West Ser 2005 I	0.41	04/07/16	07/01/35	29,300,000
24,450	Catholic Health Care West Ser 2009 H	0.38	04/07/16	07/01/33	24,450,000
16,650	Catholic Health Care West Ser 2011 B	0.45	04/07/16	03/01/47	16,650,000
20,800	Catholic Health Care West Ser 2011 C	0.37	04/07/16	03/01/47	20,800,000
32,400	Kaiser Permanente Ser 2006 C	0.36	04/07/16	06/01/41	32,400,000
33,600	Scripps Health Ser 2008 D	0.37	04/07/16	10/01/31	33,600,000
45,000	Scripps Health Ser 2010 B	0.46	04/07/16	10/01/40	45,000,000
10,550	Scripps Health Ser 2010 C	0.39	04/07/16	10/01/40	10,550,000
52,450	Scripps Health Ser 2012 B	0.43	04/07/16	10/01/42	52,450,000
	California Statewide Communities Development Authority,
32,500	Kaiser Permanente Ser 2003 D	0.43	04/07/16	05/01/33	32,500,000
20,000	Kaiser Permanente Ser 2009 C-1	0.35	04/07/16	04/01/46	20,000,000
17,695	SWEEP Loan Program Ser 2007 A	0.40	04/07/16	08/01/35	17,695,000
22,615	Castaic Lake Water Agency, CA, Ser 1994 A COPs	0.37	04/07/16	08/01/20	22,615,000
	East Bay Municipal Utility District, CA,
18,430	Water System Sub Refg Ser 2008 A-3	0.39	04/07/16	06/01/38	18,430,000
22,500	Water System Subser 2012 A Eagle #20130004 Class A (c)	0.44	04/07/16	06/01/37	22,500,000
6,600	Water System Subser 2012 A Eagle #20130010 Class A (c)	0.44	04/07/16	06/01/35	6,600,000
	Eastern Municipal Water District, CA,
24,070	Water & Sewer Ser 2008 C COPs	0.38	04/07/16	07/01/46	24,070,000
37,000	Water & Wastewater Refg Ser 2014 A	0.38	04/07/16	07/01/46	37,000,000
21,660	Water & Wastewater Refg Ser 2014 C	0.37	04/07/16	07/01/30	21,660,000
20,000	Irvine Assessment District No. 04-20, CA, Improvement Bond Act 1915 Ser 2011 A	0.38	04/07/16	09/02/50	20,000,000
18,400	Irvine Assessment District No. 93-14, CA, Improvement Bond Act 1915	0.38	04/07/16	09/02/25	18,400,000
20,000	Irvine Ranch Water District, CA, Cons Ser 2008 A	0.38	04/07/16	07/01/35	20,000,000
8,660	Los Angeles Community College District, CA, Ser 2009 A ROCs II-R Ser 11773 (c)	0.43	04/07/16	08/01/33	8,660,000
	Los Angeles Department of Water & Power, CA,
30,300	Power System 2001 Ser B Subser B-2	0.40	04/07/16	07/01/34	30,300,000
20,100	Power System 2001 Ser B Subser B-7	0.40	04/07/16	07/01/34	20,100,000
	Metropolitan Water District of Southern California, CA,
38,000	Water 2014 Ser D	0.43	04/07/16	07/01/32	38,000,000
20,000	Water 2015 Ser A-1	0.39	04/07/16	07/01/35	20,000,000
8,950	Water 2015 Ser A-2	0.39	04/07/16	07/01/35	8,950,000
12,475	Rancho Water District Financing Authority, CA, Ser 2008 B	0.38	04/07/16	08/15/31	12,475,000

9,000	RBC Municipal Products Trust, Inc., CA, East Bay Municipal Utility District Water System Ser 2010 Floater Certificates Ser O-14 (c)	0.43	04/07/16	09/21/18	9,000,000
	Sacramento Municipal Utility District, CA,
52,900	Sub Electric Ser 2008 J	0.38	04/07/16	08/15/28	52,900,000
28,800	Sub Electric Ser 2012 M	0.38	04/07/16	08/15/41	28,800,000
	Sacramento Transportation Authority, CA,
12,000	Measure A Sales Tax Ser 2009 A	0.40	04/07/16	10/01/38	12,000,000
49,800	Measure A Sales Tax Ser 2015 A	0.48	04/07/16	10/01/38	49,800,000
	San Diego County Regional Transportation Commission, CA,
22,000	Sales Tax 2008 Ser B	0.38	04/07/16	04/01/38	22,000,000
63,500	Sales Tax 2008 Ser C	0.46	04/07/16	04/01/38	63,500,000
7,000	San Francisco Bay Area Rapid Transit District, CA, Ser 2007 B Eagle #20140025 Class A (c)	0.44	04/07/16	08/01/35	7,000,000
51,675	San Francisco City & County Airport Commission, CA, 2009 Second Ser 36-A	0.39	04/07/16	05/01/26	51,675,000
	Santa Clara Valley Transportation Authority, CA,
33,050	Measure A Sales Tax Ser 2008 A	0.38	04/07/16	04/01/36	33,050,000
35,975	Measure A Sales Tax Ser 2008 B	0.38	04/07/16	04/01/36	35,975,000
13,760	Tender Option Bond Series Trust, CA, San Diego Public Facilities Financing Authority Water Ser 2009 B Floater Receipts Ser 2015-XF0098 (c)	0.45	04/07/16	02/01/33	13,760,000
	University of California Regents,
22,900	Medical Center Pooled Ser 2013 K	0.39	04/07/16	05/15/47	22,900,000
53,350	Ser 2013 AL-1	0.38	04/07/16	05/15/48	53,350,000
	Total Weekly Variable Rate Bonds (Cost $1,385,165,000)				1,385,165,000
	Daily Variable Rate Bonds (17.2%)
	California,
29,200	Ser 2004 A-1	0.33	04/01/16	05/01/34	29,200,000
9,375	Ser 2004 A-4	0.36	04/01/16	05/01/34	9,375,000
18,465	Ser 2004 B-3	0.28	04/01/16	05/01/34	18,465,000
11,265	Ser 2005 B Subser B-7	0.33	04/01/16	05/01/40	11,265,000
9,700	California Infrastructure & Economic Development Bank, Pacific Gas & Electric 2009 Ser C	0.36	04/01/16	12/01/16	9,700,000
	California Municipal Finance Authority,
5,990	Chevron USA, Inc. Ser 2005	0.36	04/01/16	06/01/25	5,990,000
76,880	Chevron USA, Inc. Ser 2010 A	0.36	04/01/16	11/01/35	76,880,000
	California Pollution Control Financing Authority,
6,300	Pacific Gas & Electric Co. 1996 Ser C	0.45	04/01/16	11/01/26	6,300,000
17,300	Pacific Gas & Electric Co. 1996 Ser E	0.37	04/01/16	11/01/26	17,300,000
10,200	Pacific Gas & Electric Co. 1996 Ser F	0.45	04/01/16	11/01/26	10,200,000
5,870	California Statewide Communities Development Authority, Chevron USA, Inc. Ser 2002	0.36	04/01/16	05/15/24	5,870,000
	Irvine Ranch Water District, CA,
18,500	Cons Ser 1993	0.36	04/01/16	04/01/33	18,500,000
6,185	Cons Ser 2009 B	0.32	04/01/16	10/01/41	6,185,000
7,835	Irvine Unified School District Community Facilities District No. 09-1, CA, Special Tax Ser 2016 A	0.36	04/01/16	09/01/56	7,835,000
	Los Angeles Department of Water & Power, CA,
7,000	Power System 2002 Ser A Subser A-1	0.36	04/01/16	07/01/35	7,000,000
36,700	Power System 2002 Ser A Subser A-7	0.30	04/01/16	07/01/35	36,700,000
14,100	Water System 2001 Ser B Subser B-2	0.32	04/01/16	07/01/35	14,100,000
27,400	Metropolitan Water District of Southern California, CA, Water 2000 Ser B-3	0.34	04/01/16	07/01/35	27,400,000
	University of California Regents,
7,965	Medical Center Pooled Ser 2007 B-1	0.32	04/01/16	05/15/32	7,965,000
7,135	Medical Center Pooled Ser 2007 B-2	0.36	04/01/16	05/15/32	7,135,000
	Total Daily Variable Rate Bonds (Cost $333,365,000)				333,365,000

	Closed-End Investment Companies (4.9%)
14,500	Nuveen California AMT-Free Municipal Income Fund, VRDP Ser 4 (c)	0.46	04/07/16	12/01/40	14,500,000
	Nuveen California Dividend Advantage Municipal Fund,
10,000	VRDP Ser 4 (AMT) (c)	0.48	04/07/16	12/01/42	10,000,000
10,000	VRDP Ser 5 (AMT) (c)	0.52	04/07/16	08/01/40	10,000,000
21,000	VRDP Ser 6 (AMT) (c)	0.52	04/07/16	08/01/40	21,000,000
20,000	Nuveen California Dividend Advantage Municipal Fund 2, VRDP Ser 1-980 (AMT) (c)	0.50	04/07/16	08/03/43	20,000,000
20,000	Nuveen California Dividend Advantage Municipal Fund 3, Ser 1-1600 (AMT)	0.52	04/07/16	09/01/43	20,000,000
	Total Closed-End Investment Companies (Cost $95,500,000)				95,500,000

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (3.2%)
15,480	California, Ser 2011 A-2	0.35%	0.35%	04/05/16	15,480,000
29,500	Golden Gate Bridge Highway & Transportation District, CA, Ser B	0.35	0.35	04/05/16	29,500,000
8,000	Los Angeles Municipal Improvement Corporation, CA, Lease Ser A-2	0.38	0.38	04/06/16	8,000,000
10,000	San Diego County Water Authority, CA, Ser 5	0.38	0.38	04/06/16	10,000,000
	Total Commercial Paper (Cost $62,980,000)				62,980,000

	Total Investments (Cost $1,877,010,000) (d)			96.7%	1,877,010,000
	Other Assets in Excess of Liabilities			3.3	64,185,782
	Net Assets			100.0%	$1,941,195,782

__________________________________
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ROCs	Reset Option Certificates.
SWEEP	Statewide Easy Equipment Program.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at March 31, 2016.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Active Assets California Tax-Free Trust

Summary of Investments • March 31, 2016 (unaudited)

PORTFOLIO COMPOSITION as of 03/31/16	Percentage of Total Investments
Weekly Variable Rate Bonds	73.8%
Daily Variable Rate Bonds	17.8
Closed-End Investment Companies	5.1
Commercial Paper	3.3
100.0%

Active Assets California Tax-Free Trust

Notes to Portfolio of Investments • March 31, 2016 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$1,385,165,000	$—	$1,385,165,000
Daily Variable Rate Bonds	—	333,365,000	—	333,365,000
Closed-End Investment Companies	—	95,500,000	—	95,500,000
Commercial Paper	—	62,980,000	—	62,980,000
Total Assets	$—	$1,877,010,000	$—	$1,877,010,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2016